Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax benefit at the federal statutory rate	21.00%	21.00%	21.00%
Change in valuation allowance	(22.43%)	(23.36%)	(27.11%)
State income tax	10.43%	5.60%	6.04%
Permanent: fair market value adjustments	6.29%	(3.05%)	(0.30%)
Deferred: stock compensation	(12.65%)	0.00%	0.00%
Transaction costs	1.80%	0.00%	0.00%
Research and development credits	1.20%	0.00%	0.00%
Legal settlement	(1.20%)	0.00%	0.00%
Other	(2.12%)	2.49%	0.00%
Effective income tax rate	2.32%	2.68%	(0.37%)